PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 19,740	$ 15,351
Accumulated depreciation	17,735	13,578
Depreciated cost	2,005	1,773
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	523	546
Accumulated depreciation	175	288
Computers and peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	12,942	10,106
Accumulated depreciation	12,426	9,657
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,620	2,639
Accumulated depreciation	1,985	1,947
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	177	98
Accumulated depreciation	133	68
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	3,478	1,962
Accumulated depreciation	$ 3,016	$ 1,618